Property and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	September 30,
	2024	2023
Machinery	$17,298,485	$18,766,983
Office equipment	51,589	59,640
Electronic equipment	135,014	136,398
Vehicle	13,242	12,924
Park facilities	31,679,750	31,420,945
Subtotal	49,178,080	50,396,890
Less: Accumulated depreciation	(20,565,140)	(18,075,247)
Total	$28,612,940	$32,321,643

Depreciation expense included in general and administration expenses for the fiscal years ended September 30, 2024, 2023 and 2022 was $979, $1,230 and $1,683, respectively. Depreciation expense included in cost of sales for the fiscal years ended September 30, 2024, 2023 and 2022 was $3,682,045, $3,365,574 and $3,195,032 respectively.